OTHER ASSETS (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)
Other Assets Disclosure Details [Abstract]
Insurance related assets		€ 768,000,000	€ 638,000,000
Deferred tax assets		194,000,000	242,000,000
Prepaid income taxes		537,000,000	455,000,000
Assets acquired through foreclosure proceedings		242,000,000	252,000,000
Brokerage auxiliary funds		23,000,000	6,000,000
Private equity: Investees Assets		116,000,000	104,000,000
Prepaid expenses		178,000,000	253,000,000
Advances to employees		18,000,000	14,000,000
Unlisted equity securities		89,000,000	102,000,000
Hellenic Deposit and Investment Guarantee Fund		469,000,000	460,000,000
Receivables from Greek State		511,000,000	441,000,000
Checks and credit card transactions under settlement		109,000,000	97,000,000
Trade and other receivables		113,000,000	97,000,000
Receivables from associates		0	334,000,000
Other		402,000,000	518,000,000
Total	4,207,000,000	3,769,000,000	4,013,000,000
Other Assets Disclosure Textual Details [Abstract]
The amount of deposits guaranteed by the Hellenic Deposit and Investment Guarantee Fund (HDIGF) per client		100,000
Maximum balance of guarantees per client for investing activities (in accordance with article 10 of Law 3746/2009, HDIGF)		30,000
Insurance related assets		€ 568,000,000	€ 382,000,000